Debt With Related Parties - Disclosure of Debt Under Promissory Notes (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Total	$ 141,907	$ 106,693